Shareholder Report, Holdings (Details)	Jan. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class A | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class C | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class R | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Core Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Core Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
PGIM Core Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM Core Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
PGIM Core Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Core Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Core Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)
PGIM Core Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Core Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
PGIM Core Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM Core Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
PGIM Core Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Core Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Core Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)
PGIM Core Bond Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Core Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
PGIM Core Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM Core Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
PGIM Core Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Core Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Core Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)
PGIM Core Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Core Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
PGIM Core Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM Core Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
PGIM Core Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Core Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Core Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)
PGIM Core Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
PGIM Core Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
PGIM Core Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Core Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Core Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Core Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Core Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Core Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets